UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spruce Private Investors, LLC
Address: One Stamford Plaza
         263 Tresser Boulevard, 15th Floor
         Stamford, CT  06901

13F File Number:  028-14739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bastone
Title:     Chief Operating Officer
Phone:     203 428-2600

Signature, Place, and Date of Signing:

 /s/  Robert Bastone     Stamford, CT     November 9, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $323,952 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPATH DYNM VIX   06741l609     1051    19928 SH       SOLE                    16900        0     3028
ISHARES INC                    MSCI AUSTRALIA   464286103     7185   302018 SH       SOLE                    88297        0   213721
ISHARES INC                    MSCI SWITZERLD   464286749     9058   368381 SH       SOLE                   113697        0   254684
ISHARES INC                    MSCI SWEDEN      464286756     8910   315278 SH       SOLE                    97312        0   217966
ISHARES INC                    MSCI GERMAN      464286806      423    18726 SH       SOLE                        0        0    18726
ISHARES INC                    MSCI JAPAN       464286848     4803   524345 SH       SOLE                   214386        0   309959
ISHARES INC                    MSCI HONG KONG   464286871     9375   515135 SH       SOLE                   157159        0   357976
ISHARES TR                     BARCLYS 7-10 YR  464287440     3871    35694 SH       SOLE                    18092        0    17602
ISHARES TR                     HIGH YLD CORP    464288513     7052    76408 SH       SOLE                    39365        0    37043
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365     2998    74121 SH       SOLE                        0        0    74121
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    29168   425377 SH       SOLE                   118073        0   307304
SPDR GOLD TRUST                GOLD SHS         78463V107     1681     9781 SH       SOLE                        0        0     9781
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400     6333    97269 SH       SOLE                    30916        0    66353
SPDR INDEX SHS FDS             S&P INTL ETF     78463x772      308     6811 SH       SOLE                        0        0     6811
SPDR S&P 500 ETF TR            TR UNIT          78462F103    59394   412543 SH       SOLE                   115072        0   297471
SPDR SERIES TRUST              S&P DIVID ETF    78464a763     2401    41317 SH       SOLE                        0        0    41317
UBS AG JERSEY BRH              LNG SHT VIX      902641596     1373    60239 SH       SOLE                    43360        0    16879
UNITED STS COMMODITY INDEX F   COMM IDX FND     911717106     2889    47088 SH       SOLE                        0        0    47088
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    23358   274317 SH       SOLE                        0        0   274317
VANGUARD INDEX FDS             SMALL CP ETF     922908751    16121   201162 SH       SOLE                    69968        0   131194
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     6672    90590 SH       SOLE                        0        0    90590
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     1379    28702 SH       SOLE                        0        0    28702
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      360     8375 SH       SOLE                        0        0     8375
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    23652   566507 SH       SOLE                   165310        0   401197
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874    25063   553755 SH       SOLE                   232769        0   320986
WISDOMTREE TRUST               EMERG MKTS ETF   97717W315    69074  1287011 SH       SOLE                   399730        0   887281